Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss for the period	$ (2,518)	$ (4,216)	$ (6,772)	$ (6,856)
Items not affecting cash and cash equivalents:
Provisions	18	7	10	5
Depreciation and amortization	44	35	84	71
Share-based compensation costs	306	33	323	60
Employee future benefits	130	98	265	197
Amortization of deferred revenues	(794)	124	(1,554)	(704)
Net foreign exchange differences	(9)	(513)	(1)	(687)
Other non-cash items	5	495	5	509
Refund (payment) of income taxes	647	(51)	647	830
Changes in operating assets and liabilities (note 6)	(2,122)	(862)	(1,361)	264
Net cash used in operating activities	(4,293)	(4,850)	(8,354)	(6,311)
Cash flows from financing activities
Payments on lease liabilities	(42)	(34)	(80)	(68)
Net cash used in financing activities	(42)	(34)	(80)	(68)
Cash flows from investing activities
Purchase of property and equipment	(3)	(42)	(5)	(48)
Net cash used in investing activities	(3)	(42)	(5)	(48)
Effect of exchange rate changes on cash and cash equivalents	(36)	(513)	14	(716)
Net change in cash and cash equivalents	(4,374)	(5,439)	(8,425)	(7,143)
Cash and cash equivalents – Beginning of period	46,560	63,596	50,611	65,300
Cash and cash equivalents – End of period	$ 42,186	$ 58,157	$ 42,186	$ 58,157